UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 4/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

SEMI-ANNUAL REPORT

APRIL 30, 2012

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for   distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Miller Convertible Fund Shareholder:

Enclosed is important information about the Miller Convertible Fund. While the semi-annual report contains less information than the annual report, we hope the enclosed data regarding performance over various periods and in comparison to our benchmark, and other information will be helpful and informative.

The unusually high level of volatility that global markets have experienced through most of the past twelve months has made investing a challenging proposition. Financial markets are difficult if not impossible to predict. We believe that properly chosen and managed convertible bonds are well suited to help investors persevere through market volatility and uncertainty.

A basic principal of investing is to invest according to your time horizon. For most investors, riding out the markets' inevitable vicissitudes has proven much more effective than making decisions based on short-term results. We believe an appropriate time horizon for evaluating any investment, including an investment in convertible bonds, is a period that encompasses a full market cycle. That is: a bull and bear market combined, which usually translates to a 4 to 7 year period. We manage the Miller Convertible Fund with this time horizon in mind.

Accordingly, the performance outlined in this semi-annual report is consistent with our expectations and our goals of delivering absolute return over full market cycles. The fund's strategy may underperform both the broader markets and the benchmark over relatively short periods of time. However, our yardstick involves longer and more meaningful periods including full market cycles.

No investment strategy can guarantee top performance at all times. Investors in the Miller Convertible Fund can and should expect that the fund will be managed according to its stated objectives and strategies: with greater focus on performance over full market cycles and less emphasis on short-term market conditions. Sticking to these investment objectives and strategies can help you and your financial adviser build a portfolio that reflects your individual risk tolerance and goals.

Thank you for your trust and confidence.

Sincerely,

Greg Miller, Co-Portfolio Manager

Michael Miller, Co-Portfolio Manager

0929-NLD-6/21/2012

Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2012
Security		Principal Amount	Interest Rate (%)		Maturity Date	Value

CONVERTIBLE BONDS - 91.08%
AEROSPACE/DEFENSE - 3.71%
AAR Corp.		$ 8,000,000	2.2500		3/1/2016	$ 7,240,000
Kaman Corp. - 144A		4,000,000	3.2500		11/15/2017	4,840,000
						12,080,000
AIRLINES - 1.56%
JetBlue Airways Corp.		4,200,000	6.7500		10/15/2039	5,061,000

BANKS - 3.53%
Goldman Sachs Group, Inc.		11,750,000	0.0000		3/28/2016	11,476,578

BIOTECHNOLOGY - 6.22%
Charles River Laboratories International, Inc.		1,000,000	2.2500		6/15/2013	1,003,750
Cubist Pharmaceuticals, Inc.		2,000,000	2.5000		11/1/2017	3,150,000
Gilead Sciences, Inc.		3,000,000	1.6250		5/1/2016	3,982,500
Illumina, Inc. - 144A		1,000,000	0.2500		3/15/2016	918,750
United Therapeutics Corp. - 144A		5,000,000	1.0000		9/15/2016	5,568,750
Vertex Pharmaceuticals, Inc.		5,000,000	3.3500		10/1/2015	5,606,250
						20,230,000
BUILDING MATERIALS - 0.60%
Griffon Corp. - 144A		2,000,000	4.0000		1/15/2017	1,960,000

CHEMICALS - 0.00%
ShengdaTech, Inc. - 144A*		8,000,000	6.5000		12/15/2015	-

COAL - 0.71%
Alpha Appalachia Holdings, Inc.		2,500,000	3.2500		8/1/2015	2,300,000

COMPUTERS - 2.28%
Mentor Graphics Corp.		5,000,000	4.0000		4/1/2031	5,350,000
SanDisk Corp.		2,000,000	1.5000		8/15/2017	2,082,500
						7,432,500
DISTRIBUTION/WHOLESALE - 0.17%
Titan Machinery, Inc. - 144A		500,000	3.7500		5/1/2019	541,250

ELECTRICAL COMPONENTS & EQUIPMENT - 2.79%
EnerSys		2,500,000	3.3750	+	6/1/2038	2,909,375
General Cable Corp.		6,300,000	0.8750		11/15/2013	6,174,000
						9,083,375
ELECTRONICS - 0.86%
FEI Co.		1,000,000	2.8750		6/1/2013	1,747,500
TTM Technologies, Inc.		1,000,000	3.2500		5/15/2015	1,052,500
						2,800,000
ENERGY-ALTERNATE SOURCES - 2.69%
Green Plains Renewable Energy, Inc.		9,000,000	5.7500		11/1/2015	8,752,500

ENVIRONMENTAL CONTROL - 0.35%
Covanta Holding Corp.		1,000,000	3.2500		6/1/2014	1,136,250

The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
Security		Principal Amount	Interest Rate (%)		Maturity Date	Value

FOOD - 3.27%
Chiquita Brands International, Inc.		$ 7,500,000	4.2500		8/15/2016	$ 6,984,375
Nash Finch Co.		5,700,000	1.6314	+	3/15/2035	2,686,125
Spartan Stores, Inc.		1,000,000	3.3750		5/15/2027	976,250
						10,646,750
HEALTHCARE-PRODUCTS - 5.04%
Alere, Inc.		4,900,000	3.0000		5/15/2016	4,777,500
Greatbatch, Inc.		500,000	2.2500		6/15/2013	496,875
Hologic, Inc.		1,000,000	2.0000		3/1/2042	950,000
Integra Lifesciences Hld. - 144A		7,000,000	1.6250		12/15/2016	6,606,250
Teleflex, Inc.		3,000,000	3.8750		8/1/2017	3,566,250
						16,396,875
HEALTHCARE-SERVICES - 1.15%
Lifepoint Hospitals, Inc.		2,500,000	3.5000		5/15/2014	2,609,375
Molina Healthcare, Inc.		1,000,000	3.7500		10/1/2014	1,130,000
						3,739,375
HOME BUILDERS - 0.36%
Lennar Corp. - 144A		1,000,000	2.0000		12/1/2020	1,185,000

INSURANCE - 2.30%
Tower Group, Inc.		7,000,000	5.0000		9/15/2014	7,481,250

INTERNET - 3.31%
Digital River, Inc.		2,000,000	2.0000		11/1/2030	1,915,000
Equinix, Inc.		2,000,000	3.0000		10/15/2014	3,165,000
Priceline.com, Inc. - 144A		1,500,000	1.2500		3/15/2015	3,791,250
TIBCO Software, Inc. - 144A		1,000,000	2.2500		5/1/2032	1,020,000
Web MD Health Corp.		1,000,000	2.5000		1/31/2018	868,750
						10,760,000
INVESTMENT COMPANIES - 5.56%
Apollo Investment Corp. - 144A		5,000,000	5.7500		1/15/2016	4,918,750
Ares Capital Corp. -144A		5,000,000	4.8750		3/15/2017	4,925,000
Fifth Street Finance - 144A		3,200,000	5.3750		4/1/2016	3,152,000
Prospect Capital Corp. - 144A		3,000,000	5.3750		10/15/2017	2,981,250
Prospect Capital Corp.		2,000,000	6.2500		12/15/2015	2,092,500
						18,069,500
IRON/STEEL - 0.78%
Allegheny Technologies, Inc.		2,000,000	4.2500		6/1/2014	2,532,500

MACHINERY-DIVERSIFIED - 3.09%
AGCO Corp.		400,000	1.2500		12/15/2036	508,500
Altra Holdings, Inc. - 144A		7,000,000	2.7500		3/1/2031	6,886,250
Chart Industries, Inc.		2,000,000	2.0000		8/1/2018	2,640,000
						10,034,750
The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
Security		Principal Amount	Interest Rate (%)		Maturity Date	Value

METAL FABRICATE/HARDWARE - 3.28%
AM Castle & Co. - 144A		$ 7,000,000	7.0000		12/15/2017	$ 10,666,250

MINING - 5.75%
Horsehead Holding Corp. - 144A		6,600,000	3.8000		7/1/2017	6,921,750
Kaiser Aluminum Corp.		3,000,000	4.5000		4/1/2015	3,828,000
Molycorp, Inc. - 144A		9,000,000	3.2500		6/15/2016	7,942,500
						18,692,250
MISCELLANEOUS MANUFACTURING - 3.42%
EnPro Industries, Inc.		1,900,000	3.9375		10/15/2015	2,619,625
Siemens Financial		5,000,000	1.0500		8/16/2017	4,900,000
Trinity Industries, Inc.		3,400,000	3.8750		6/1/2036	3,595,500
						11,115,125
OIL & GAS - 0.57%
Chesapeake Energy Corp.		1,000,000	2.7500		5/15/2037	872,500
Stone Energy Corp. - 144A		1,000,000	1.7500		3/1/2017	967,500
						1,840,000
OIL & GAS SERVICES - 1.87%
Helix Energy Solutions Group, Inc.		1,000,000	3.2500		3/15/2032	1,144,440
Newpark Resources, Inc.		5,000,000	4.0000		10/1/2017	4,950,000
						6,094,440
PHARMACEUTICALS - 4.71%
Akorn, Inc. - 144A		1,000,000	3.5000		6/1/2016	1,550,000
Endo Pharmaceuticals Holdings, Inc.		5,000,000	1.7500		4/15/2015	6,612,500
Salix Pharmaceuticals Ltd. -144A		7,000,000	1.5000		3/15/2019	7,148,750
						15,311,250
PRIVATE EQUITY - 2.79%
Hercules Technology Growth Capital, Inc.		8,500,000	6.0000		4/15/2016	9,084,375

RETAIL - 1.87%
Coinstar, Inc.		1,000,000	4.0000		9/1/2014	1,685,000
Group 1 Automotive, Inc.		3,900,000	2.2500	+	6/15/2036	4,382,625
						6,067,625
SEMICONDUCTORS - 6.84%
Lam Research Corp. - 144A		8,000,000	1.2500		5/15/2018	8,040,000
Photronics, Inc. - 144A		4,000,000	3.2500		4/1/2016	3,970,000
Rudolph Technologies, Inc. - 144A		8,000,000	3.7500		7/15/2016	8,890,000
Xilinx, Inc.		1,000,000	2.6250		6/15/2017	1,343,350
						22,243,350
SOFTWARE - 2.06%
CSG Systems International, Inc. - 144A		3,500,000	3.0000		3/1/2017	3,368,750
Electronic Arts, Inc. - 144A		3,000,000	0.7500		7/15/2016	2,775,000
Microsoft Corp. - 144A		500,000	0.0000		6/15/2013	547,500
						6,691,250
TELECOMMUNICATIONS - 2.42%
Anixter International, Inc.		1,000,000	1.0000		2/15/2013	1,203,750
Arris Group, Inc.		1,000,000	2.0000		11/15/2026	1,047,500
InterDigital, Inc.		1,000,000	2.5000		3/15/2016	976,250
Ixia		3,000,000	3.0000		12/15/2015	3,168,750
RF Micro Devices, Inc.		1,500,000	1.0000		4/15/2014	1,479,375
						7,875,625
The accompanying notes are an integral part of these financial statements.
Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012
Security		Shares	Interest Rate (%)		Maturity Date	Value

TRANSPORTATION - 2.93%
Bristow Group, Inc.		$ 3,400,000	3.0000		6/15/2038	$ 3,612,500
Genco Shipping & Trading Ltd.		9,100,000	5.0000		8/15/2015	5,903,625
						9,516,125
TRUCKING & LEASING - 2.24%
Greenbrier Cos, Inc. - 144A		8,000,000	3.5000		4/1/2018	7,290,000

TOTAL CONVERTIBLE BONDS						296,187,118
( Cost - $292,338,009)

SHORT-TERM INVESTMENTS - 7.23%
MONEY MARKET FUND - 7.23%
Milestone Treasury Obligations Portfolio		23,515,715	0.0100	+		$ 23,515,715
TOTAL SHORT-TERM INVESTMENTS						23,515,715
( Cost - $23,515,715)

TOTAL INVESTMENTS - 98.31%
( Cost - $315,853,724) (a)						319,702,833
OTHER ASSETS LESS LIABILITIES- 1.69%						5,504,338
NET ASSETS - 100.00%						$ 325,207,171

TOTAL RETURN SWAP		Notional Amount			Termination Date	Unrealized Appreciation (Depreciation)

Agreement with ReFlow Fund, LLC dated July 20, 2010 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.25%.		$ 23,226,497			5/31/2012	$ (570,392)
______________
+ Adjustable rate security. Interest rate is as of April 30, 2012.
* Security in default. Issuer has filed bankruptcy.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total 144A securities amounted to 36.71% of net assets as of April 30, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appeciation:			$ 22,370,902
			Unrealized Depreciation:			(18,521,793)
			Net Unrealized Appreciation:			$ 3,849,109

Miller Convertible Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

PORTFOLIO ANALYSIS
As of April 30, 2012
	% of Net
Sector	Assets
Industrial	23.27%
Consumer, Non-cyclical	20.40%
Financial	14.18%
Technology	11.18%
Short-Term Investments	7.23%
Basic Materials	6.53%
Energy	5.84%
Communications	5.73%
Consumer, Cyclical	3.95%
Other Assets Less Liabilities	1.69%
	100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2012

Assets:
Investments in Securities at Value (identified cost $315,853,723)	$319,702,832
Interest Receivable	2,217,313
Receivable from Fund Shares Sold	1,008,096
Receivable for Securities Sold	2,977,327
Receivable for Open Swap Contracts	311,571
Prepaid Expenses and Other Assets	51,831
Total Assets	326,268,970

Liabilities:
Redemptions Payable	741,342
Accrued Advisory Fees	179,222
Accrued Distribution Fees	115,351
Accrued Fees Payable to Other Affiliates	8,863
Accrued Expenses and Other Liabilities	17,021
Total Liabilities	1,061,799

Net Assets	$325,207,171

Composition of Net Assets:
At April 30, 2012, Net Assets consisted of:
Paid-in-Capital	$324,437,054
Distributions in Excess of Net Investment Income	(2,445,157)
Accumulated Net Realized Loss From Security Transactions	(63,443)
Net Unrealized Appreciation (Depreciation) on:
Investments	3,849,109
Swaps	(570,392)
Net Assets	$325,207,171

Net Asset Value Per Share
Class A Shares
Net Assets	$207,068,549
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	18,854,473
Net Asset Value and Redemption Price per Share	$ 10.98
($207,068,549 / 18,854,473)
Maximum Offering Price Per Share ($10.98/ .9425)	$ 11.65

Class I Shares
Net Assets	$ 54,444,236
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,942,524
Net Asset Value; Offering and Redemption Price per Share	$ 11.02
($54,444,236 / 4,942,524)

Class C Shares
Net Assets	$ 32,707,547
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,985,049
Net Asset Value; Offering and Redemption Price per Share	$ 10.96
($32,707,547 / 2,985,049)

Class NF Shares
Net Assets	$ 30,986,839
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,823,293
Net Asset Value; Offering and Redemption Price per Share	$ 10.98
($30,986,839/ 2,823,293)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2012

Investment Income:
Interest Income	$ 4,481,290
Total Investment Income	4,481,290

Expenses:
Investment Advisory Fees	1,168,443
Distribution Fees (Class A)	518,080
Distribution Fees (Class C)	147,443
Transfer Agent Fees	80,411
Administration Fees	75,129
Registration & Filing Fees	44,904
Custody Fees	23,402
Trustees' Fees	18,476
Legal Fees	16,696
Non 12b-1 Shareholder Servicing Fees	13,000
Audit Fees	12,977
Printing Expense	10,980
Chief Compliance Officer Fees	9,732
Insurance Expense	4,743
Miscellaneous Expenses	11,243
Total Expenses	2,155,659
Less: Fees Waived- Class NF Shares	(133,516)
Net Expenses	2,022,143
Net Investment Income	2,459,147

Net Realized and Unrealized Loss on Investments:
Net Realized Gain on:
Investments	768,688
Net Change in Unrealized Appreciation on:
Investments	15,950,874
Swaps	509,061
Net Realized and Unrealized Gain on Investments	17,228,623

Net Increase in Net Assets Resulting From Operations	$ 19,687,770

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31, 2011
Operations:	(Unaudited)
Net Investment Income	$ 2,459,147	$ 3,423,014
Net Realized Gain on Investments	768,688	8,820,131
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Swaps	16,459,935	(27,811,073)
Net Increase (Decrease) in Net Assets
Resulting From Operations	19,687,770	(15,567,928)

Distributions to Shareholders From:
Net Investment Income
Class A ($0.16 and $0.32 per share, respectively)	(2,994,555)	(4,962,662)
Class I ($0.21 and $0.40 per share, respectively)	(909,927)	(993,133)
Class C ($0.12 and $0.26 per share, respectively)	(319,936)	(315,101)
Class NF ($0.27 and $0.00 per share, respectively)	(675,544)	-
	(4,899,962)	(6,270,896)
Net Realized Gains
Class A ($0.30 and $0.03 per share, respectively)	(5,803,606)	(349,413)
Class I ($0.30 and $0.03 per share, respectively)	(1,230,146)	(59,822)
Class C ($0.30 and $0.03 per share, respectively)	(798,962)	(29,447)
Class NF ($0.30 and $0.00 per share, respectively)	(728,879)	-
	(8,561,593)	(438,682)
Total Distributions to Shareholders	(13,461,555)	(6,709,578)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (3,465,174 and 22,148,552 shares, respectively)	37,547,381	255,554,749
Distributions Reinvested (705,607 and 409,069 shares, respectively)	7,321,282	4,639,019
Cost of Shares Redeemed (5,173,870 and 13,086,182 shares, respectively)	(55,750,682)	(143,693,325)
Total Class A Shares	(10,882,019)	116,500,443
Class I
Proceeds from Shares Issued (1,766,307 and 4,054,200 shares, respectively)	19,260,387	46,349,721
Distributions Reinvested (179,183 and 53,376 shares, respectively)	1,866,035	607,588
Cost of Shares Redeemed (852,937 and 2,162,857 shares, respectively)	(9,184,807)	(24,343,665)
Total Class I Shares	11,941,615	22,613,644
Class C
Proceeds from Shares Issued (625,548 and 2,177,724 shares, respectively)	6,796,211	24,915,543
Distributions Reinvested (100,840 and 29,661 shares, respectively)	1,043,162	334,745
Cost of Shares Redeemed (356,799 and 471,508 shares, respectively)	(3,839,062)	(5,173,105)
Total Class C Shares	4,000,311	20,077,183
Class NF
Proceeds from Shares Issued (662,347 and 2,899,000 shares, respectively)	7,203,459	29,922,061
Distributions Reinvested (122,121 and 0 shares, respectively)	1,272,304	-
Cost of Shares Redeemed (471,646 and 388,530 shares, respectively)	(5,134,883)	(4,077,833)
Total Class NF Shares	3,340,880	25,844,228
Total Beneficial Interest Transactions	8,400,787	185,035,498

Increase in Net Assets	14,627,002	162,757,992

Net Assets:
Beginning of Period	310,580,169	147,822,177
End of Period (Includes distributions in excess of net investment income
of $2,445,157 and $(4,341) respectively)	$ 325,207,171	$ 310,580,169

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months							December 27, 2007*
	Ended		Year Ended					Through
	April 30, 2012		2011		2010		2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.76		$ 11.22		$ 10.09		$ 7.63	$ 10.00
Increase from operations:
Net investment income (a)	0.08		0.13		0.27		0.38	0.07
Net gain (loss) from securities
(both realized and unrealized)	0.60		(0.24)		1.25		2.17	(2.44)
Total from operations	0.68		(0.11)		1.52		2.55	(2.37)
Distributions to shareholders from:
Net investment income	(0.16)		(0.32)		(0.39)		(0.09)	-
Net realized gains	(0.30)		(0.03)		-		-	-
Total distributions	(0.46)		(0.35)		(0.39)		(0.09)	-

Net Asset Value, End of Period	$ 10.98		$ 10.76		$ 11.22		$ 10.09	$ 7.63

Total Return (b)	6.48%		(0.92)%		15.36%		33.75%	(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 207,069		$ 213,763		$ 116,490		$ 57,730	$ 13,665
Ratio of expenses to average net assets,
before reimbursement/recapture	1.45%	(c)	1.48%		1.68%		1.95%	2.86%	(c)
net of reimbursement/recaputure	1.45%	(c)	1.53%	(d)	1.75%	(d)	1.75%	1.75%	(c)
Ratio of net investment income
to average net assets	1.42%	(c)	1.17%	(d)	2.59%	(d)	4.17%	1.01%	(c)
Portfolio turnover rate	49%		69%		84%		60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.
(d) Such ratio includes Adviser's recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months						December 27, 2007*
	Ended		Year Ended October 31,				Through
	April 30, 2012		2011		2010	2009	October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.82		$ 11.29		$ 10.19	$ 7.68	$ 10.00
Increase from operations:
Net investment income (a)	0.10		0.19		0.34	0.44	0.13
Net gain (loss) from securities
(both realized and unrealized)	0.61		(0.23)		1.25	2.18	(2.45)
Total from operations	0.71		(0.04)		1.59	2.62	(2.32)
Distributions to shareholders from:
Net investment income	(0.21)		(0.40)		(0.49)	(0.11)	-
Net realized gains	(0.30)		(0.03)		-	-	-
Total distributions	(0.51)		(0.43)		(0.49)	(0.11)	-

Net Asset Value, End of Period	$ 11.02		$ 10.82		$ 11.29	$ 10.19	$ 7.68

Total Return (b)	6.79%		(0.39)%		16.07%	34.48%	(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 54,444		$ 41,666		$ 21,512	$ 9,744	$ 421
Ratio of expenses to average net assets,
before reimbursement	0.95%	(c)	0.98%		1.18%	1.65%	2.65%	(c)
net of reimbursement	0.95%	(c)	1.00%	(d)	1.18%	1.21%	1.00%	(c)
Ratio of net investment income
to average net assets	1.91%	(c)	1.70%	(d)	3.18%	4.69%	1.73%	(c)
Portfolio turnover rate	49%		69%		84%	60%	102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the
Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.
(c) Annualized.
(d) Such ratio includes Adviser's recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Year	December 1, 2009 *
	Ended		Ended	Through
	April 30, 2012		October 31, 2011	October 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.73		$ 11.17	$ 10.23
Increase from operations:
Net investment income (a)	0.05		0.08	0.31
Net gain (loss) from securities
(both realized and unrealized)	0.60		(0.23)	1.03
Total from operations	0.65		(0.15)	1.34
Distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.40)
Net realized gains	(0.30)		(0.03)	-
Total distributions	(0.42)		(0.29)	(0.40)

Net Asset Value, End of Period	$ 10.96		$ 10.73	$ 11.17

Total Return (b)	6.19%		(1.27)%	13.45%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 32,708		$ 28,056	$ 9,821
Ratio of expenses to average net assets,
before reimbursement	1.95%	(c)	1.98%	2.20%	(c)
net of reimbursement	1.95%	(c)	1.98%	2.20%	(c)
Ratio of net investment income to average net assets	0.92%	(c)	0.72%	2.34%	(c)
Portfolio turnover rate	49%		69%	84%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class NF
	Six Months		August 8, 2011 *
	Ended		Through
	April 30, 2012		October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.79		$ 10.48
Increase from operations:
Net investment income (a)	0.19		0.08
Net gain from securities
(both realized and unrealized)	0.57		0.23
Total from operations	0.76		0.31
Distributions to shareholders from:
Net investment income	(0.27)		-
Net realized gains	(0.30)		-
Total distributions	(0.57)		-

Net Asset Value, End of Period	$ 10.98		$ 10.79

Total Return (b)	7.30%		3.05%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 30,987		$ 27,095
Ratio of expenses to average net assets,
before reimbursement	0.95%	(c)	1.10%	(c)
net of reimbursement	0.00%	(c)	0.00%	(c)
Ratio of net investment income to average net assets	1.91%	(c)	3.25%	(c)
Portfolio turnover rate	49%		69%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2012

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund issues four classes of shares designated as Class A, Class I, Class C and Class NF.  Class I, Class C and Class NF shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Class A and Class I shares commenced operations on December 27, 2007.  Class C shares commenced operations on December 1, 2009.  Class NF shares commenced operations on August 8, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 296,187,118	$ -	$ 296,187,118
Short-Term Investments	23,515,715	-	-	23,515,715
Total Investments in Securities	$ 23,515,715	$ 296,187,118	$ -	$319,702,833
Total Return Swap**	$ -	$ 311,571	$ -	$ 311,571

        There were no transfers between Level 1 and Level 2 during the current reporting period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 during the current period presented.

        *Please refer to the Schedule of Investments for Industry classifications.

        **Represents variation margin on the last day of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Convertible Bonds
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	(800,000)
Cost of Purchases	-
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	800,000
Ending Balance	$ -

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2012

 serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2012, the Fund invested in total return swaps.  The total return swaps can be found on the Statement of Assets and Liabilities under receivable for open swap contracts.  At April 30, 2012, the receivable for open swap contracts was $311,571.  For the six months ended April 30, 2012, the net unrealized gain on swaps was $509,061.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on returns filed for fiscal year ends (2009-2011), or expected to be taken in the Fund’s current fiscal year end return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2012, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Wellesley Investment Advisors, Inc serves as the Fund’s Investment Adviser (the

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2012

“Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended April 30, 2012, the Adviser earned advisory fees of $1,168,443.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, at least until February 28, 2013, so that the total annual operating expenses of the Fund (excluding brokerage fees and commissions, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) do not exceed 1.75%, 1.25%, 2.25% and 0.00% of the average daily net assets of Class A, Class I, Class C and Class NF, respectively.  Prior to March 1, 2009, the Adviser had contractually agreed to limit the total annual expense ratio of Class I shares to 1.00% of its average daily net assets.  During the six months ended April 30, 2012, the Adviser reimbursed expenses of $133,516 on Class NF.

With the exception of Class NF, waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were waived or recouped. As of April 30, 2012, the Adviser has fully recaptured all prior period expense reimbursement payments made to the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Prior to April 1, 2009, Class A shares paid 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%.  Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan.  For the six months ended April 30, 2012, the Fund incurred distribution fees of $518,080 and $147,443 for Class A shares and Class C shares, respectively.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2012, amounted to $133,365,378 and $141,990,461, respectively.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2012

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2011	October 31, 2010
Ordinary Income	$ 5,542,930	$ 4,250,147
Long-Term Capital Gain	1,166,648	-
	$ 6,709,578	$ 4,250,147

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Accumulated	Unrealized	Total
Ordinary	Long-Term	Accumulated	Capital &	Appreciation/	Accumulated
Income	Capital Gains	Earnings	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ 4,247,300	$ 5,059,823	$ 9,307,123	$ -	$ (14,763,221)	$ (5,456,098)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to tax treatment on contingent convertible debt securities and reclassification of distributions resulted in reclassification for the period ended October 31, 2011 as follows:

Accumulated Net	Accumulated Net Realized
Investment Loss	Gain from Security Transactions
$ 1,638,010	$ (1,638,010)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/11)	Ending Account Value (4/30/12)	Expenses Paid During the Period* (11/1/11 to 4/30/12)
Actual
Class A	$1,000.00	$1,064.80	$ 7.53
Class I	$1,000.00	$1,067.88	$ 4.94
Class C	$1,000.00	$1,061.91	$ 10.11
Class NF	$1,000.00	$1,073.00	$ 0.00
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.65	$ 7.27
Class I	$1,000.00	$1,020.14	$ 4.77
Class C	$1,000.00	$1,015.17	$ 9.77
Class NF	$1,000.00	$1,024.86	$ 0.00

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.45% for Class A, 0.95% for Class I, 1.95% for Class C, and 0.00% for Class NF multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ended April 30, 2012).

Renewal of the Investment Advisory Agreement

In connection with a meeting of the Board of Trustees of the Trust held on October 21, 2011 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Wellesley Investment Advisors, Inc. (“the “Adviser”), on behalf of the Miller Convertible Fund (the “Fund”).  In considering the Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s Form ADV, and information regarding the Adviser’s efforts in the area of compliance and brokerage allocation.  The Trustees discussed the Adviser’s personnel, and the high level of service provided by them.  They also discussed the financial strength of the Adviser.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund under the Agreement.

Performance of the Adviser.   The Trustees then reviewed the performance of the Fund from inception through September 27, 2011 noting the Fund had outperformed its peer group of funds and the benchmark for the period noted.  The Board also discussed the Fund’s investment strategy and noted that the Adviser continues to follow the same strategy as it has in the past to achieve superior performance. The Board also noted the benefit of the Fund being fully invested and that being fully invested contributed towards the Fund’s performance.  The Trustees concluded that the investment performance for the Fund was very good.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board also discussed the contractual arrangement under which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least February 28, 2013 to ensure that the Fund’s operating expenses will not exceed 1.75%, 2.25%, 1.25% and 0.01% for Class A, Class C, Class I and Class NF shares, respectively. The Board further noted that, although the current expense ratio is somewhat high compared to its peers, over time the expense ratios will decrease as Fund assets increase.  The Board also compared the fees charged by the Adviser for managing its separately managed accounts. It was the consensus of the Board that, based on the specialized nature of the Fund, and the Adviser’s unique experience and expertise in the area, and the fees charged by the Adviser to its other clients, the management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the profits to be realized by the Adviser, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to assist in Fund distribution efforts.  The Board also noted that a portion of the 12b-1 fees being charged are for shareholder servicing.  It was the consensus of the Trustees that the Adviser’s relationship with the Fund was not overly profitable.

Economies of Scale. The Trustees concluded that, based on current asset levels, the benefits to be derived from economies of scale were not relevant considerations at this time; but they would re-examine the issue in the future.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the renewal of the Management Agreement.

Rev. October 2011

PRIVACY NOTICE
FACTS		WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?		Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for non-affiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Miller Investment Trust does not jointly market.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLC 41 South High Street, Suite 1700 Columbus, OH 43215
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	BNY Mellon One Wall Street New York, NY 10286

.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller, President and Treasurer

Date

7/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

      Greg Miller, President and Treasurer

Date

7/9/12